CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Current assets:
Cash and cash equivalents	$ 22,160	$ 13,465
Time deposits with original maturities over three months	3,053	4,354
Time deposits with original maturities over twelve months - current	1,047	1,564
Marketable securities (note 3)	20,722	24,499
Accounts receivable, less allowances for credit losses of $268 and $39 at March 31, 2022 and 2023, respectively (note 2)	15,704	18,195
Inventories, net (note 4)	17,325	23,819
Prepaid expenses and other current assets (note 5)	1,149	1,926
Total current assets	81,160	87,822
Property, plant and equipment, net (note 6)	26,051	27,017
Deferred tax assets (note 8)	262	259
Time deposits with original maturities over twelve months	2,906	313
Total assets	110,379	115,411
Current liabilities:
Accounts payable	6,949	9,838
Accrued payroll and employee benefits	7,943	7,611
Customer deposits	2,216	2,343
Other accrued liabilities (note 7)	1,989	2,950
Income taxes payable	1,149	1,232
Total current liabilities	20,246	23,974
Deferred income tax liabilities (note 8)	484	659
Total liabilities	20,730	24,633
Commitments and contingencies (note 10)
Shareholders’ equity:
Common shares nil par value; authorized 30,000,000 shares as of March 31, 2022 and 2023; 17,081,810 and 17,081,810 shares issued as of March 31, 2022 and 2023; 15,935,239 and 15,935,239 shares outstanding as of March 31, 2022 and 2023	53,202	53,202
Treasury stock at cost; 1,146,571 shares as of March 31, 2022 and 2023	(2,821)	(2,821)
Additional paid-in capital	7,973	7,973
Accumulated other comprehensive income	5,316	5,316
Retained earnings	25,979	27,108
Total shareholders’ equity	89,649	90,778
Total liabilities and shareholders’ equity	$ 110,379	$ 115,411